Summary of Significant Accounting Policies (Details Narrative)		1 Months Ended	12 Months Ended		27 Months Ended
	Jan. 01, 2012	Aug. 31, 2018	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Jul. 31, 2018	Jan. 02, 2019 USD ($)
Impairment losses on long-lived assets
Income tax percentage			31.00%	14.00%
Deferred revenue			$ 509,385	$ 147,269
Potentially dilutive ordinary shares | shares
Uncertain tax positions
Operating lease term			1 year
Operating lease right-of-use assets			$ 415,770
ASU 2016-02 [Member]
Operating lease right-of-use assets						$ 415,770
Operating lease liabilities						$ 415,770
Revenue [Member]
Concentration of credit risk			10.00%
CNY [Member]
Foreign currency risk, percentage			0.99	0.80
Valued Added Tax [Member]
Income tax percentage	6.00%	6.00%			3.00%